Note 21 - Subsequent Events	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Declaration and payment of dividends (common stock):
On
July 1, 2019
,
the Company declared a dividend for the quarter ended
June 30, 2019,
of
$0.10
per share on its common stock, which is payable on
August 7, 2019
to stockholders of record as of
July 22, 2019
.

(b)
Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E):
On
July 1, 2019
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock, a dividend of
$0.546875
per share on its Series D Preferred Stock and a dividend of
$0.554688
per share on its Series E Preferred Stock, which were all paid on
July 15, 2019
to holders of record as of
July 12, 2019
.

(c)
Share Purchase Agreement with York:
On
July 17, 2019,
the Company elected to pay part of the previously agreed deferred price for the acquisition of the
60%
equity interest of York Capital in
five
2016
- built
14,000
TEU containerships with newly-issued shares of the Company’s common stock (Note
9
). On
July 25, 2019,
2,883,015
shares of common stock were issued in order to pay an amount of
$15,130,
representing part of the deferred price. The remaining deferred price due to York Capital is included in Current portion of long-term debt, net of deferred financing costs in the accompanying consolidated balance sheet as of
June 30, 2019, (
Note
10.B.2
) and will be paid in cash in accordance with the terms of the agreement.

(d)
New loan agreement and prepayment of current term-loan:
On
July 18, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$94,000
in order to partially refinance the term loan discussed in Note
10.A.4.
On
July 24, 2019
the Company drew down the amount of
$94,000
and on
July 26, 2019
fully prepaid the outstanding balance of tranches (a) and (b) of the loan described in Note
10.A.4.

(e)
Drawdowns of new term-loans and prepayments of current term-loans:
(i) On
July 12, 2019
and
July 15, 2019,
the Company prepaid the outstanding balance of Cadence’s Shipping Co. and Bastian’s Shipping Co. finance lease liabilities (Note
11
), respectively, (ii) on
July 12, 2019,
the Company drew down the amount of
$68,000
relating to the term-loan described in Note
10.A.17
and on
July 18, 2019,
the Company fully prepaid the outstanding balance of Adele’s Shipping Co. finance lease liability (Note
11
) and (iii) on
July 15, 2019,
the Company drew down in aggregate the amount of
$150,000
relating to the term-loan described in Note
10.A.18
and on
July 17, 2019,
the Company fully prepaid the outstanding balance of the loan described in Note
10.A.5
and the outstanding balance of tranche (c) of the loan described in Note
10.A.4.